Condensed Consolidated Balance Sheets (Q3) (Parenthetical) - $ / shares	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Nov. 27, 2017
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	39,969,873	39,969,873	39,969,873
Preferred stock, shares outstanding (in shares)	0	0	0
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	100,000,000	100,000,000	100,000,000
Common stock, shares issued (in shares)	1,864,265	536,394	105,376
Common stock, shares outstanding (in shares)	1,864,265	536,394	105,376
Series A Junior Participating Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	30,000	30,000	30,000
Preferred stock, shares outstanding (in shares)	0	0	0
Series F Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	127	127	127
Preferred stock, shares issued (in shares)	127	127	127	18,000
Preferred stock, shares outstanding (in shares)	127	127	127
Series I Convertible Preferred Stock [Member]
Stockholders' equity
Preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized (in shares)	1,049,280	1,049,280	0
Preferred stock, shares issued (in shares)	0	1,049,280	0
Preferred stock, shares outstanding (in shares)	0	1,049,280	0